Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Outstanding Customer Finance [Abstract]
Fair value of customer finance credits	kr 6,917	kr 5,370
Financial guarantees for third-parties	4	6
Accrued interest	7	8
Maximum exposure to credit risk	6,928	5,384
Less third-party risk coverage	(79)	(298)
The Company's risk exposure, less third-party risk coverage	kr 6,849	kr 5,086